LONG-TERM INVESTMENT (Details) In Thousands, unless otherwise specified	Jun. 15, 2012 USD ($)	Jun. 15, 2012 CNY
LONG-TERM INVESTMENT [Abstract]
Cost method investment in Saneguard Automobile Insurance Co., Ltd.	$ 1,806	11,250
Cost method investment, ownerhsip percentage acquired	2.25%	2.25%